PIPE with Reduction Right Liability - Additional Information (Detail) - Subscription Agreement [Member] - Accredited Investors [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Private Investment In Public Equity [Line Items]
Common stock shares subscirbed but not issued	18,172,378	18,172,378
Sale of stock issue price per share	$ 9.63	$ 9.63
Common stock value subscribed	$ 175,000,000	$ 175,000,000
Common Class A [Member]
Disclosure Of Private Investment In Public Equity [Line Items]
Class of warrant or right, exercise price of warrants or rights	$ 0.0001	$ 0.0001
Class of warrant or right, number of securities called by each warrant or right	0.1111	0.1111
Reduction Right Shares [Member]
Disclosure Of Private Investment In Public Equity [Line Items]
Minimum proceeds from the issue of equity estimated	$ 175,000,000	$ 175,000,000